UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Harvest Capital Management Inc.
Address:  114 North Main Street
Suite 302
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jane P. Bates
Title:	Operations Manager
Phone:	603-224-2994
Signature, Place, and Date of Signing:

					Concord, NH	November 5, 2002

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 61,806



List of Other Included Managers:  None.

No.  13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner (AOL)          COM              00184A105      981    83848 SH       SOLE                    83848
Abbott Labs (ABT)              COM              002824100      386     9555 SH       SOLE                     9555
Alltel Corp (AT)               COM              020039103      809    20150 SH       SOLE                    20150
American Express (AXP)         COM              025816109      260     8326 SH       SOLE                     8326
American Int'l Group (AIG)     COM              026874107     1486    27161 SH       SOLE                    27161
Amgen Inc. (AMGN)              COM              031162100      274     6564 SH       SOLE                     6564
BP PLC (BP)                    COM              055622104     1817    45548 SH       SOLE                    45548
Bank One Corp (ONE)            COM              06423A103     1215    32475 SH       SOLE                    32475
Bemis Company (BMS)            COM              081437105     1213    24550 SH       SOLE                    24550
Bristol Myers Squibb (BMY)     COM              110122108     1377    57873 SH       SOLE                    57873
ChevronTexaco (CVX)            COM              166764100      339     4890 SH       SOLE                     4890
Cisco (CSCO)                   COM              17275R102     1041    99357 SH       SOLE                    99357
Citigroup (C)                  COM              172967101     2147    72425 SH       SOLE                    72425
Coca Cola (KO)                 COM              191216100     2820    58790 SH       SOLE                    58790
Computer Sciences Corp (CSC)   COM              205363104      945    33990 SH       SOLE                    33990
Deere & Co. (DE)               COM              244199105     2690    59181 SH       SOLE                    59181
Estee Lauder (EL)              COM              518439104     2303    80115 SH       SOLE                    80115
ExxonMobil (XOM)               COM              30231G102     2377    74507 SH       SOLE                    74507
Fenwal Controls of Japan Ltd   COM              J1346Y106       57    29000 SH       SOLE                    29000
Freddie Mac (FRE)              COM              313400301     1589    28427 SH       SOLE                    28427
Gannett Co. Inc. (GCI)         COM              364730101     2373    32875 SH       SOLE                    32875
General Electric (GE)          COM              369604103     2295    93098 SH       SOLE                    93098
Gillette Co (G)                COM              375766102     1040    35125 SH       SOLE                    35125
Home Depot Inc (HD)            COM              437076102     1468    56235 SH       SOLE                    56235
Household Int'l (HI)           COM              441815107      802    28325 SH       SOLE                    28325
Intel (INTC)                   COM              458140100     1280    92184 SH       SOLE                    92184
Johnson & Johnson (JNJ)        COM              478160104     2338    43232 SH       SOLE                    43232
Kraft Foods (KFT)              COM              50075N104      256     7025 SH       SOLE                     7025
Mattel Inc (MAT)               COM              577081102      574    31850 SH       SOLE                    31850
Merck (MRK)                    COM              589331107     2006    43887 SH       SOLE                    43887
Microsoft Corp (MSFT)          COM              594918104     1371    31355 SH       SOLE                    31355
Nabors Industries (NBR)        COM              G6359F103     1629    49750 SH       SOLE                    49750
Norfolk Southern (NSC)         COM              655844108     2079   102950 SH       SOLE                   102950
Oracle Corp. (ORCL)            COM              68389X105     1084   137964 SH       SOLE                   137964
Pennichuck Corp New (PNNW)     COM              708254206      215     7657 SH       SOLE                     7657
Pepsico (PEP)                  COM              713448108      217     5870 SH       SOLE                     5870
Pfizer Inc. (PFE)              COM              717081103      234     8060 SH       SOLE                     8060
Phelps Dodge Corp (PD)         COM              717265102     1528    59600 SH       SOLE                    59600
Procter & Gamble (PG)          COM              742718109      226     2528 SH       SOLE                     2528
Regent Ventures Ltd. (REV.CN)  COM              75890F101        1    10000 SH       SOLE                    10000
Royal Dutch (RD)               COM              780257804     1043    25976 SH       SOLE                    25976
SBC Communications (SBC)       COM              78387G103      333    16560 SH       SOLE                    16560
Smithfield Foods (SFD)         COM              832248108     1083    69000 SH       SOLE                    69000
Target Corp (TGT)              COM              87612E106      769    26050 SH       SOLE                    26050
Torchmark Corp (TMK)           COM              891027104     1435    41900 SH       SOLE                    41900
Viacom Class B (VIA.B)         COM              925524308     3517    86726 SH       SOLE                    86726
Walmart (WMT)                  COM              931142103      543    11027 SH       SOLE                    11027
Washington Mutual (WM)         COM              939322103     1516    48175 SH       SOLE                    48175
Plum Creek Timber Co. L.P. (PC RTS              729251108      678    29975 SH       SOLE                    29975
Royce Low-Priced Stock Fund                     780905808      125 13833.391SH       SOLE                13833.391
I Shares GS Investop Corp Bd F                  464287242     1111 10350.000SH       SOLE                10350.000
Mass Mutual Corp Investors                      576292106      357 15375.000SH       SOLE                15375.000
Vanguard Total Bond Market Ind                  921937108      158 15211.805SH       SOLE                15211.805